IMPAIRMENT OF PP&E	12 Months Ended
Dec. 31, 2023
IMPAIRMENT OF PP&E
IMPAIRMENT OF PP&E

5) IMPAIRMENT OF PP&E

No asset impairment was recorded during the year ended December 31, 2023 (2022 – nil; 2021 – $3.4 million for the Canadian cost centre). The primary factors that affect ceiling values include first-day-of-the-month commodity prices, reserves, capital expenditure levels and timing, acquisition and divestment activity, operating costs, and production levels.

The following table outlines the 12-month average trailing benchmark prices used in Enerplus’ ceiling test at December 31, 2023, 2022 and 2021:

	WTI Crude Oil	U.S. Henry Hub Gas
Period	$/bbl	$/Mcf
2023	$78.21	$2.59
2022	94.14	6.25
2021	66.55	3.64